Share-based Payments - Additional Information (Detail) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2021 £ / shares shares	Dec. 31, 2019 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares each ADR represent	5
Number of options granted	0
Number Of Outstanding Share Options	625,906
Number of share options outstanding in share-based payment arrangement	8,297,694	8,923,600		8,297,694	8,923,600
Number of share options exercisable in share-based payment arrangement	8,297,694	8,923,600		8,297,694
ADS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted | $ / shares	$ 2.50	$ 2.23
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding period	3 years 7 months 6 days	4 years 7 months 6 days
2015 Plan [member] | Existing Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
2015 Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2015 Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares				£ 1.28
2015 Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares				£ 2.19
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding period	5 years 7 months 6 days	6 years 7 months 6 days
Number Of Outstanding Share Options	87,430	112,670
Number of share options outstanding in share-based payment arrangement	1,323,965	1,411,395		1,323,965	1,524,065
Number of share options exercisable in share-based payment arrangement	1,323,965	1,210,410		1,323,965
Mereo BioPharma Group plc Share Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares				£ 2.73
Mereo BioPharma Group plc Share Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares				£ 3.22
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		0
Weighted average remaining contractual life for the share options outstanding period		6 months
Percentage of options issued to employees	75.00%			75.00%
Percentage of options vested to employees	25.00%			25.00%
Number of share options expired in share-based payment arrangement	482,748	427,324
Number Of Outstanding Share Options	0
Number of share options outstanding in share-based payment arrangement	0	482,748		0	910,072
Number of share options exercisable in share-based payment arrangement	0			0
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus payable in deferred shares	30.00%
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term share options	10 years
Number of options granted	2,696,960	1,167,836
Weighted average remaining contractual life for the share options outstanding period	8 years 8 months 12 days	8 years 10 months 24 days
Vesting period	3 years
Number of share options expired in share-based payment arrangement	253,277	406
Number Of Outstanding Share Options	28,521	397,607
Number of share options outstanding in share-based payment arrangement	3,943,702	1,567,873		3,943,702	798,050
Number of share options exercisable in share-based payment arrangement	727,698	259,829		727,698
Weighted average exercise price of share options granted | $ / shares	$ 2.83	$ 2.00
2019 Equity Incentive Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
2019 Equity Incentive Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | $ / shares	$ 5.40
2019 Equity Incentive Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | $ / shares	$ 1.76
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	296,000	77,000
Weighted average remaining contractual life for the share options outstanding period	8 years 7 months 6 days	8 years 10 months 24 days
Number of share options expired in share-based payment arrangement	23,625
Number Of Outstanding Share Options		4,584
Number of share options outstanding in share-based payment arrangement	421,791	149,416		421,791	77,000
Number of share options exercisable in share-based payment arrangement	386,623	138,412		386,623
Weighted average exercise price of share options granted | $ / shares	$ 2.81	$ 1.84
AstraZeneca [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issued upon consideration	1,349,693			1,349,693
Deferred Bonus Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	0
Weighted average remaining contractual life for the share options outstanding period	1 month 6 days	7 months 6 days
Weighted average fair value of options granted | £			£ 0		£ 0
Annual bonus payable in deferred shares			100.00%
Number of share options expired in share-based payment arrangement	62,183
Percentage of annual bonus granted to directors			30.00%
Number of share options outstanding in share-based payment arrangement	100,817	163,000		100,817
Number of share options exercisable in share-based payment arrangement		62,170